Document and Entity Information	Apr. 11, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001680873
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 11, 2023
Entity Registrant Name	HF FOODS GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38180
Entity Tax Identification Number	81-2717873
Entity Address, Address Line One	6325 South Rainbow Boulevard
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(888)
Local Phone Number	905-0998
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	HFFG
Entity Emerging Growth Company	true
Entity Ex Transition Period	false